Share-Based Compensation (Summary Of The Company's Outstanding Restricted Shares And Phantom Share Units) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2008
Phantom Share Units [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Beginning balance, Number of shares	344,000	272,000	133,166	534,000
Granted Number of shares	190,000	177,000	177,000
Vested Number of shares
Exchanged for common shares, Number of shares		(105,000)	(38,166)
Ending balance, W.A. grant date FV	$ 12.72	$ 11.22	$ 13.72		$ 24.42
Granted, W.A grant date FV	$ 15.43	$ 10.22	$ 7.75
Vested, W.A grant date FV
Exchanged for common shares, W.A grant date FV		$ 16.01	$ 23.35
Restricted Shares [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Beginning balance, Number of shares	45,904	44,374		43,200
Granted Number of shares	43,200	53,104	44,374
Vested Number of shares	(45,904)	(51,574)
Exchanged for common shares, Number of shares
Ending balance, W.A. grant date FV	$ 13.04	$ 10.06	$ 10.66
Granted, W.A grant date FV	$ 13.04	$ 10.00	$ 10.66
Vested, W.A grant date FV	$ 10.06	$ 10.51
Exchanged for common shares, W.A grant date FV